NOTE 1- General: B. Going concern (Policies)	12 Months Ended
Dec. 31, 2025
Policies
B. Going concern:

B.Going concern:

The consolidated financial statements have been prepared on a going concern basis in accordance with International Financial Reporting Standards. Management has evaluated the Company's ability to continue as a going concern for a period of at least twelve months from the date these consolidated financial statements are issued.

The Company has a history of operating losses and has not yet achieved sustained cash-flow profitability. For the year ended December 31, 2025, the Company generated revenues of $34,508 and incurred a net operating loss. As of December 31, 2025, the Company had cash and cash equivalents of $23,025. These conditions, together with the need for continued investment in operations and the uncertainty regarding the timing and availability of additional financing, represent factors that raise substantial doubt about the Company’s ability to continue as a going concern.

The Company may require additional capital to fund its long-term growth strategy and planned capital investments. If required, the Company intends to raise such capital through one or more of the following: the issuance of equity or equity-linked securities, debt financing, strategic collaborations, licensing arrangements or other financing transactions. The Company is listed on the Nasdaq Capital Market and has previously demonstrated access to the capital markets; however, there can be no assurance that additional financing will be available on acceptable terms, or at all.

Based on management’s assessment, the Company has adequate resources to continue in operational existence for the foreseeable future. Accordingly, despite the factors noted above, the going concern basis of preparation remains appropriate, and these consolidated financial statements do not include any adjustments that might result from the outcome of uncertainties related to the going concern assessment.

The consolidated financial statements of the Company were authorized for issue by the Board of Directors on March 31, 2026.